Share-based payment arrangements - Additional information (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($) shares tranche $ / shares	Dec. 31, 2022 CAD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)	1,054,431	1,265,672
Employee stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of employee option plan	5 years
Number of tranches | tranche	3
Vesting percentage on first anniversary	33.33%
Vesting percentage on second anniversary	33.33%
Vesting percentage on third anniversary	33.33%
Number of share options available to grant under the plan (in shares)	3,451,734	4,043,166
Number of share purchase options vested and exercisable (in shares)	1,539,960	1,834,985
Weighted average exercise price of share purchase options vested and exercisable (CDN per share) | $ / shares	$ 10.26	$ 8.92
Weighted average share price at date of options exercised (CDN per share) | $ / shares	15.73	13.64
Weighted average fair value per equity instrument granted (CDN per share) | $ / shares	$ 5.36	$ 5.64
Restricted share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares reserved for issue under options (in shares)			5,000,000
Number of share purchased held in trust share-based payment arrangement (in shares)	762,819
Common shares purchased (in shares)	418,000	1,421,373
Market value | $	$ 6,059	$ 17,623
Restricted share units with no performance criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage on first anniversary	33.33%
Vesting percentage on second anniversary	33.33%
Vesting percentage on third anniversary	33.33%
Number of share options granted in share-based payment arrangement (in shares)	383,427	176,414
Weighted average fair value per equity instrument granted (CDN per share) | $ / shares	$ 14.74	$ 14.44
Number of common shares equity instruments exercise into once vested (in shares)	1
Number of share purchase options vested and exercisable (in shares)			0	17,371
Number of shares outstanding			480,825	328,677	471,762
Restricted share units with performance criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of employee option plan	3 years
Number of share options granted in share-based payment arrangement (in shares)	222,144	229,979
Number of shares outstanding			251,943	566,740	908,377
Restricted share units with performance criteria | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award (range)	0.00%
Restricted share units with performance criteria | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award (range)	200.00%
Restricted share units with performance criteria new issues
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	0
Restricted shares with performance criteria, performance criteria met
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	222,144	229,979
Deferred units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares outstanding			405,051	335,829
Liabilities from share-based payment transactions | $			$ 5,254	$ 2,803
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	421,502	616,920
Number of shares outstanding			689,175	342,670	278,020
Performance share units | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award (range)	0.00%
Performance share units | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award (range)	200.00%
Performance share units new issues
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	421,502	352,837
Weighted average fair value per equity instrument granted (CDN per share) | (per share)	$ 22.39			$ 28.66
Performance share unit, performance criteria met
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	0	264,083
Number of shares authorized for issuance (in shares)	3,126,000